Consolidated Statements of Condition (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Real estate acquired by foreclosure	[1]	$ 16,237	$ 33,063
Common stock, par value		$ 0.625	$ 0.625
Common stock, shares authorized		400,000,000	400,000,000
Common stock, shares issued		233,623,686	238,586,637
Preferred stock, no par value		$ 0	$ 0
Preferred Stock Liquidation Preference Value		$ 100,000	$ 100,000
Preferred stock, shares authorized		1,000	1,000
Preferred stock, shares issued		1,000	1,000
Premises and Equipment classified as held-for-sale		$ 5,800
Residential Real Estate [Member]
Mortgage Loans In Process Of Foreclosure Amount		28,500	$ 29,700
Real estate acquired by foreclosure		8,100	14,600
Residential Real Estate [Member] | Loans Held For Sale [Member]
Mortgage Loans In Process Of Foreclosure Amount		$ 19,300	$ 22,400

[1]	December 31, 2016 and 2015 include $8.1 million and $14.6 million, respectively, of foreclosed residential real estate.